Spirit of America Energy Fund
Schedule of Investments
August 31, 2024 (Unaudited)
Shares Market Value
Master Limited Partnerships — Partnership Shares 21.55%
Exploration & Production 2.44%
Black Stone Minerals LP 338,999 $ 5,057,865
Gas Utilities 0.08%
Suburban Propane Partners LP 10,000 175,000
Midstream - Oil & Gas 18.24%
Cheniere Energy Partners LP 6,880 336,982
Delek Logistics Partners LP 2,000 82,580
Energy Transfer LP 622,700 10,025,471
Enterprise Products Partners LP 238,636 7,001,580
MPLX LP 163,397 7,006,463
Plains All American Pipeline LP 360,300 6,463,782
Western Midstream Partners LP 179,350 6,919,323
37,836,181
Oilfield Services & Equipment 0.07%
USA Compression Partners LP 6,284 141,453
Refining & Marketing 0.72%
Sunoco LP 27,555 1,492,654
Total Master Limited Partnerships — Partnership Shares
(Cost $24,941,951) 44,703,153
Common Stocks 78.40%
Diversified Industrials 0.47%
ITT, Inc. 7,050 981,501
Electrical Power Equipment 0.08%
Vertiv Holdings Co. 2,000 166,060
Exploration & Production 12.07%
Antero Resources Corp.
(a)
16,500 445,335
APA Corp. 8,000 227,920
Canadian Natural Resources Ltd. 4,000 144,840
Chesapeake Energy Corp. 7,750 577,298
Chord Energy Corp. 350 51,951
CNX Resources Corp.
(a)
17,500 484,225
ConocoPhillips 22,700 2,583,033
Coterra Energy, Inc. 84,000 2,043,720
Crescent Energy Co. 3,000 35,790
Devon Energy Corp. 40,250 1,802,395
Diamondback Energy, Inc. 17,350 3,385,159
EOG Resources, Inc. 25,200 3,246,264
EQT Corp. 25,000 837,750

Spirit of America Energy Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
Shares Market Value
Hess Corp. 1,950 $ 269,217
Marathon Oil Corp. 96,773 2,772,546
Matador Resources Co. 9,000 510,480
Murphy Oil Corp. 5,000 186,400
Occidental Petroleum Corp. 35,100 1,999,998
Ovintiv, Inc. 10,000 428,300
Permian Resources Corp. 12,000 170,880
Range Resources Corp. 13,000 388,440
Southwestern Energy Co.
(a)
15,000 95,700
Texas Pacific Land Corp. 1,350 1,173,002
Viper Energy, Inc. 24,450 1,163,820
25,024,463
Gas Utilities 0.16%
UGI Corp. 13,000 323,830
Integrated Electric Utilities 0.46%
Dominion Energy, Inc. 1,000 55,900
Duke Energy Corp. 1,750 199,412
NextEra Energy, Inc. 750 60,383
PPL Corp. 20,250 646,177
961,872
Integrated Oils 11.37%
BP PLC ADR 81,361 2,763,020
Chevron Corp. 64,330 9,517,624
Exxon Mobil Corp. 92,139 10,866,873
Shell PLC ADR 3,000 214,980
Suncor Energy, Inc. 4,000 162,160
TotalEnergies SE ADR 1,000 69,000
23,593,657
Midstream - Oil & Gas 32.51%
Antero Midstream Corp. 61,100 908,557
Cheniere Energy, Inc. 41,875 7,757,763
Enbridge, Inc. 184,627 7,418,313
EnLink Midstream LLC
(a)
25,000 359,000
Hess Midstream LP, Class A 183,337 6,847,637
Kinder Morgan, Inc. 350,494 7,560,156
Kinetik Holdings, Inc. 10,000 442,400
ONEOK, Inc. 133,767 12,354,719
Plains GP Holdings LP, Class A
(a)
71,000 1,363,200
Targa Resources Corp. 54,083 7,944,793
TC Energy Corp. 54,928 2,545,364
Williams Companies, Inc. (The) 262,132 11,997,781
67,499,683
Oilfield Services & Equipment 3.16%
Baker Hughes Co. 70,000 2,461,900

Spirit of America Energy Fund
Schedule of Investments (continued)
August 31, 2024 (Unaudited)
ADR – American Depositary Receipt
Shares Market Value
Halliburton Co. 44,500 $ 1,383,505
Liberty Oilfield Services, Inc., Class A 7,000 144,130
Schlumberger Ltd. 48,400 2,129,116
TechnipFMC PLC 16,000 429,440
6,548,091
Power Generation 0.29%
Constellation Energy Corp. 900 177,030
NextEra Energy Partners LP 5,150 129,008
Talen Energy Corp.
(a)
700 104,727
Vistra Energy Corp. 2,200 187,946
598,711
Refining & Marketing 17.83%
Delek US Holdings, Inc. 1,000 20,420
HF Sinclair Corp. 31,176 1,531,989
Marathon Petroleum Corp. 65,025 11,517,227
PBF Energy, Inc., Class A 59,750 2,035,085
Phillips 66 82,636 11,594,656
Valero Energy Corp. 70,119 10,288,561
36,987,938
Total Common Stocks
(Cost $119,246,462) 162,685,806
Total Investments — 99.95%
(Cost $144,188,413) 207,388,959
Other Assets in Excess of Liabilities  — 0.05% 94,706
NET ASSETS - 100.00% $ 207,483,665
(a) Non-income producing security.